Income Taxes (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended
	May 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Income Taxes
Effective tax rate (as a percent)		23.40%	35.00%
Interest refund allocation from AIG related to IRS audit adjustments	$ 601.0	$ (8.8)